Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000138167
Shareholder Report [Line Items]
Fund Name	Parametric Dividend Income Fund
Class Name	Class I
Trading Symbol	EIPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.41%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.41%
AssetsNet	$ 27,730,672
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,730,672
# of Portfolio Holdings	192
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	5.2%
Energy	9.7%
Information Technology	9.9%
Consumer Discretionary	10.3%
Industrials	10.4%
Materials	10.6%
Financials	10.7%
Health Care	10.9%
Consumer Staples	11.0%
Utilities	11.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761
C000138166
Shareholder Report [Line Items]
Fund Name	Parametric Dividend Income Fund
Class Name	Class A
Trading Symbol	EAPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Dividend Income Fund for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$35	0.66%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
AssetsNet	$ 27,730,672
Holdings Count | Holding	192
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$27,730,672
# of Portfolio Holdings	192
Portfolio Turnover Rate	30%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Communication Services	5.2%
Energy	9.7%
Information Technology	9.9%
Consumer Discretionary	10.3%
Industrials	10.4%
Materials	10.6%
Financials	10.7%
Health Care	10.9%
Consumer Staples	11.0%
Utilities	11.0%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761